Segment information (Details) - Schedule of Segment Information - CNY (¥)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment revenue:
Sales to external Customers		¥ 115,115,000	¥ 295,897,000	¥ 162,881,000
Segment results:
The Group		(896,907,000)	(59,617,000)	(15,214,000)
Share of loss of a joint venture	[1]		(491,000)	(9,000)
Finance income		34,000	79,000	1,621,000
Foreign exchange differences, net		1,023,000	(1,032,000)	361,000
Change in fair value of equity investment at fair value through profit or loss		(1,000,000)
Other unallocated gains		(707,237,000)
Non-lease related finance costs		(4,613,000)	(6,602,000)	(7,544,000)
Loss before Tax		(890,439,000)	(58,582,000)	(11,592,000)
Other segment information
Depreciation of property, plant and equipment		14,966,000	10,709,000	2,257,000
Depreciation of right-of-use assets		3,433,000	4,139,000	4,480,000
Amortisation of intangible assets		18,626,000	8,422,000	5,366,000
Impairment losses on financial assets, net		99,634,000	20,653,000	35,240,000
Impairment of Inventories		7,840,000
Impairment of property, plant and equipment		34,858,000
Impairment of Intangible assets		427,314,000
Impairment of Goodwill		237,225,000	427,314
Segment assets		10,064,000
Assets		246,740,000	1,109,299,000
Liabilities		185,952,000	167,640,000
Other segment information
Capital expenditure	[2]	46,440,000	295,473,000
Subscription Licensing And Smart Music Learning Business [Member]
Segment revenue:
Sales to external Customers		84,209,000	218,515,000	135,367,000
Segment results:
Share of loss of a joint venture	[1]
Other segment information
Depreciation of property, plant and equipment		14,723,000	10,385,000	2,001,000
Depreciation of right-of-use assets		2,935,000	3,143,000	3,383,000
Amortisation of intangible assets		18,626,000	8,422,000	5,366,000
Impairment losses on financial assets, net		82,978,000	18,498,000	34,177,000
Impairment of Inventories		7,840,000
Impairment of property, plant and equipment		34,858,000
Impairment of Intangible assets		427,314,000
Impairment of Goodwill		1,610,000
Music events and performances business [Member]
Segment revenue:
Sales to external Customers		30,906,000	77,382,000	27,514,000
Segment results:
Share of loss of a joint venture	[1]		(491,000)	(9,000)
Other segment information
Depreciation of property, plant and equipment		243,000	324,000	256,000
Depreciation of right-of-use assets		498,000	996,000	1,097,000
Amortisation of intangible assets
Impairment losses on financial assets, net		16,656,000	2,155,000	1,063,000
Impairment of property, plant and equipment
Impairment of Intangible assets
Impairment of Goodwill		235,615,000
Operating segments [member]
Segment results:
Loss before Tax		(618,265,000)	28,684,000	28,171,000
Other segment information
Segment assets		238,900,000	1,049,411,000
Segment liabilities		115,521,000	114,790,000
Operating segments [member] | Subscription Licensing And Smart Music Learning Business [Member]
Segment results:
Loss before Tax		(561,740,000)	27,749,000	25,936,000
Other segment information
Segment assets		235,315,000	797,424,000
Segment liabilities		99,852,000	102,110,000
Other segment information
Capital expenditure	[2]	46,440,000	295,473,000
Operating segments [member] | Music events and performances business [Member]
Segment results:
Loss before Tax		(56,525,000)	935,000	2,235,000
Other segment information
Segment assets		3,585,000	251,987,000
Segment liabilities		15,669,000	12,680,000
Other segment information
Capital expenditure	[2]
Other Unallocated
Segment results:
Other unallocated gains				8,000
Corporate and Other Unallocated
Segment results:
Corporate and other unallocated expenses		(267,618,000)	(79,711,000)	(34,209,000)
Other segment information
Corporate and other unallocated assets		7,840,000	59,888,000
Corporate and other unallocated liabilities		70,431,000	52,850,000
Group [Member]
Segment results:
The Group		(618,265,000)	29,175,000	28,180,000
Group [Member] | Subscription Licensing And Smart Music Learning Business [Member]
Segment results:
The Group		(561,740,000)	27,749,000	25,936,000
Group [Member] | Music events and performances business [Member]
Segment results:
The Group		¥ (56,525,000)	¥ 1,426,000	¥ 2,244,000

[1]	The Group has discontinued recognition of its share of loss of a joint venture and the unrecognised share of loss was Nil (2021: 997,000; 2020:Nil) for the year ended December 31, 2022 and cumulatively RMB997,000 (December 31, 2021: 997,000) as at December 31, 2022. The joint venture was dissolved on February 18, 2022.
[2]	Capital expenditure consists of additions of property, plant and equipment, intangible assets, right-of-use assets, deposits paid for purchase of non-current assets, including assets from the acquisition of a subsidiary.